CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2026
Condensed Financial Information Of Parent Company
SCHEDULE OF CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed balance sheets

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Assets
Current assets
Amount due from a subsidiary	—	356,274	2,191
Other current assets, net	4,909	586	3
Total current assets	4,909	356,860	2,194

Non-current assets
Interest in subsidiary	— *	—	—
Other non-current assets	(4,909)	—	—
Total non-current assets	(4,909)	—	—
Total assets	— *	356,860	2,194

Liabilities and shareholders’ equity
Current liabilities
Other payables and accruals	6,079	—	—
Total current liabilities	6,079	—	—
Total liabilities	6,079	—	—

Shareholders’ (deficit) equity
Ordinary shares (par value of US$0.0002 per share; 2,250,000,000 ordinary shares authorized, 4,875,000 and 5,004,661 ordinary shares issued and outstanding as of June 30, 2025 and 2026, respectively)**	157	161	1
Series A Preferred Shares (par value of US$0.0002 per share; 250,000,000 Series A Preferred Shares authorized, 200,000 Series A Preferred Shares issued and outstanding as of June 30, 2025 and 2026, respectively)**	6	6	—	*
Share subscription receivable	(6)	(6)	—	*
Merger reserve	(157)	413,273	2,541
Accumulated deficit	(6,079)	(56,574)	(347)
Total shareholders’ (deficit) equity	(6,079)	356,860	2,194
Total liabilities and shareholders’ (deficit) equity	— *	356,860	2,194

*	Less than JPY1,000 or US$1,000
**	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)

Condensed statements of loss

	For the years ended June 30,
	2024		2025	2026	2026
	JPY’000		JPY’000	JPY’000	US$’000
Operating expenses
General and administrative expenses	—	*	(6,079)	(50,495)	(311)
Total operating expenses	—	*	(6,079)	(50,495)	(311)
Loss before income taxes	—	*	(6,079)	(50,495)	(311)
Income tax expense	—	*	—	—	—
Net loss	—	*	(6,079)	(50,495)	(311)

*	Less than JPY1,000 or US$1,000

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed statements of cash flows

	For the years ended June 30,
	2024		2025		2026		2026
	JPY’000		JPY’000		JPY’000		US$’000
Cash flows from operating activities
Loss before income taxes	—	*	(6,079)		(50,495)		(311)
Adjustments for:
Other receivable	—	*	—		4,323		27
Other payables and accruals	—	*	6,079		19,313		119
Net cash used in operating activities	—	*	—	*	(26,859)		(165)

Net cash used in investing activities	—	*	—	*	—	*	—	*

Cash flows from financing activities
Amount due from a subsidiary	—		—		(356,274)		(2,191)
Proceeds from IPO	—		—		649,837		3,996
Proceeds from issuance of ordinary shares					(266,704)		(1,640)
Cash flows from financing activities	—	*	—	*	26,859		165
Net change in cash and cash equivalents	—	*	—	*	—	*	—	*
Cash and cash equivalents at the beginning of the year	—	*	—	*	—	*	—	*
Cash and cash equivalents at the end of the year	—	*	—	*	—	*	—	*

*	Less than JPY1,000 or US$1,000